S000006722 [Member] Investment Risks - Money Market Fund	Dec. 31, 2025
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Penn Mutual Asset Management, LLC (“PMAM” or the “Adviser”), the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that PMAM or its affiliates will provide financial support to the Fund at any time.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. The possibility that an issuer of a debt security held by the Fund defaults on its payment obligations. While the Fund tries to minimize this risk by investing in high-quality securities, the credit quality of such securities may change rapidly in certain market environments and in response to certain market events, such as a decline in the credit quality of an issuer.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The possibility that the Fund’s yield (the rate of dividends the Fund pays) may decline in the event of declining interest rates.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The possibility that a party to a transaction involving the Fund may fail to meet its obligations thereby causing the Fund to lose money or the benefit of the transaction or preventing the Fund from selling or buying other securities to implement its investment strategies.

U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do so because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	Penn Mutual Asset Management, LLC (“PMAM” or the “Adviser”), the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that PMAM or its affiliates will provide financial support to the Fund at any time.